Operating leases - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating leases
Operating lease cost	¥ 726,359	¥ 681,841	¥ 580,613
Short-term lease cost	467,384	128,865	83,509
Variable lease cost	121,353	80,015	89,284
Total lease cost	¥ 1,315,096	¥ 890,721	¥ 753,406